UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
12/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PO — Principal Only
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.0%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$1,350,000	$1,366,700

Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,590,360

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	5,000,000	4,830,700

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	3,742,690

			11,530,450
Arizona (2.0%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	3,850,000	3,877,682

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	5,075,000	5,529,365

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	1,958,580

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,579,800

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,704,184

Mesa, Util. Syst. Rev. Bonds, FGIC, NATL, 7 1/4s, 7/1/12	AA-	3,635,000	3,757,972

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	503,480

			22,911,063
Arkansas (0.1%)

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	1,000,000	1,007,330

			1,007,330
California (10.2%)

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	5,242,400

CA Edl. Fac. Auth. Rev. Bonds
(U. of The Pacific), 5s, 11/1/36	A2	2,000,000	2,008,840
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	2,000,000	1,846,880
(Scripps College), 5s, 8/1/31	A1	500,000	499,980
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,226,044

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	A	5,750,000	4,770,775

CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	BBB	640,000	657,971

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	2,600,000	2,405,676

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5 7/8s, 10/1/34	Baa1	1,500,000	1,560,510

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	10,000,000	11,995,100
5 3/4s, 4/1/31	A1	15,000,000	16,885,500
5 1/2s, 3/1/40	A1	10,300,000	11,105,357
FGIC, NATL, 5s, 6/1/26	A1	5,000,000	5,391,850

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley), Ser. AE, 5s, 12/1/29	AAA	5,000,000	5,477,950

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	10,000,000	11,338,000
Ser. I-1, 6 1/8s, 11/1/29	A2	2,000,000	2,284,360
Ser. A-1, 6s, 3/1/35	A2	3,100,000	3,367,995

Golden State Tobacco Securitization Corp. Rev. Bonds (Tobacco Settlement), Ser. B, AMBAC, 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	530,000	563,364

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,511,100

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	2,250,000	2,571,975

Port Oakland, Rev. Bonds, Ser. L, FGIC, NATL
5 3/8s, 11/1/27	A2	7,930,000	8,010,410
5 3/8s, 11/1/27 (Prerefunded 11/1/12)	A2	990,000	1,028,452

Riverside Cnty., Asset Leasing Corp. Leasehold Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A1	4,000,000	1,813,200

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	A-	7,500,000	4,325,925

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/28	A1	1,650,000	1,822,095

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26	Aa3	9,560,000	4,492,531

			118,204,240
Colorado (1.3%)

CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	1,500,000	1,425,765
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,050,820
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,063,490

CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,750,000	1,786,383

CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	2,520,000	2,522,344
6 1/4s, 12/15/33	A3	3,000,000	3,180,750

E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	Baa2	13,000,000	2,783,430

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	771,128

			14,584,110
Connecticut (0.4%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB	650,000	637,384

CT State Dev. Auth. Poll. Control Rev. Bonds (Western MA Electric Co.), Ser. A, 5.85s, 9/1/28	BBB+	3,000,000	3,012,600

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. B, 6 1/8s, 1/1/14	BB/P	650,000	650,254

			4,300,238
Delaware (0.5%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,774,579
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	4,057,032

			5,831,611
District of Columbia (1.4%)

DC G.O. Bonds, Ser. A, AGM, 5s, 6/1/26	Aa2	5,005,000	5,356,801

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	5,000,000	5,376,600

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	A3	1,035,000	1,053,640

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/41	A+	2,000,000	2,106,380

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	2,348,500

			16,241,921
Florida (8.3%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	4,000,000	4,485,640

Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,612,300

FL Hsg. Fin. Corp. Rev. Bonds
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	780,000	832,619
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC Coll., 4.95s, 7/1/37	Aa1	1,225,000	1,238,683

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	3,300,000	3,451,371

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	BBB	17,175,000	20,601,584

Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds, AMBAC, 5s, 5/1/24	Aa2	1,250,000	1,335,800

Hillsborough Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds
(9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	Baa1	1,125,000	1,190,351
(3/15/12) AMBAC, 5s, 3/15/12	Baa1	1,350,000	1,362,002

Kissimmee, Util. Auth. Rev. Bonds, AGM, 5 1/4s, 10/1/18	Aa3	2,270,000	2,405,837

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	5,500,000	5,894,350

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	B/P	1,250,000	1,005,738

Leesburg, Cap. Impt. Rev. Bonds, FGIC, NATL, 5 1/4s, 10/1/27	A1	1,600,000	1,663,936

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Baa3	1,000,000	1,010,880
6.7s, 11/15/19	Baa3	3,700,000	3,743,068

Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL, 5s, 11/1/25	Aa2	5,000,000	5,298,950

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	5,000,000	5,052,550

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. B, FGIC, NATL, 5 1/4s, 7/1/26	A	3,000,000	3,113,190

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care), Ser. A, NATL, 6 1/4s, 10/1/18	A2	3,000,000	3,477,600

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	4,955,700

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	280,000	167,202

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	2,000,000	2,054,740

St. Lucie Cnty., School Board COP, Ser. A, AGM, 5s, 7/1/23	Aa3	4,300,000	4,461,809

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	Aa3	4,800,000	5,912,352

Sunrise, Util. Syst. Rev. Bonds, AMBAC
5.2s, 10/1/22	AA-	3,405,000	3,946,599
5.2s, 10/1/22 (Prerefunded 10/1/20)	AA-	2,590,000	3,165,187

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	100,000	80,335

Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	870,000	850,964

			95,371,337
Georgia (1.4%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	2,000,000	2,071,900

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	4,500,000	5,131,845

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	760,000	884,336

GA State Private College & U. Auth. Rev. Bonds (Emory U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,500,380

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	370,000	381,466

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	3,450,000	3,455,106

Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl. Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,976,988

			16,402,021
Illinois (3.1%)

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A1	1,650,000	1,816,469
Ser. F, 5s, 1/1/40	A1	3,700,000	3,738,813

Chicago, Wtr. Rev. Bonds, AGM, 5s, 11/1/25	Aa3	4,750,000	5,166,813

Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29	AA	1,250,000	1,302,650

IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s, 12/1/33	Aaa	2,250,000	2,326,748

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A2	2,520,000	2,840,998
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,500,000	5,793,920
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,173,352
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	4,000,000	4,200,120
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	1,011,380
(Newman Foundation), Radian Insd., 5s, 2/1/32	BBB/P	3,000,000	2,546,940

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	Aa3	1,000,000	1,114,070

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,316,324

			35,348,597
Indiana (1.9%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	Aa3	6,150,000	6,632,345

IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp. Assn.), Ser. A, 0.07s, 10/1/32	A-1+	1,735,000	1,735,000

IN State Fin. Auth. VRDN, Ser. A-3, 0.07s, 2/1/37	VMIG1	1,600,000	1,600,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Valparaiso U.), 5s, 10/1/27	A2	1,405,000	1,505,345

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa2	4,500,000	5,026,995

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	2,500,000	2,810,975
NATL, 5.6s, 11/1/16	Baa2	2,750,000	3,080,468

			22,391,128
Iowa (0.3%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	150,000	153,873

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,290,150

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	BBB	750,000	558,975

			3,002,998
Kansas (0.7%)

KS State Dev. Fin. Auth. Rev. Bonds
Ser. K, NATL, 5 1/4s, 11/1/26	Aa2	1,355,000	1,509,036
Ser. K, NATL, 5 1/4s, 11/1/25	Aa2	1,620,000	1,817,915
(Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	2,923,490

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), Ser. C, 6 7/8s, 5/15/32 (Prerefunded 5/15/12)	AA+	500,000	517,035

Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BB/P	1,500,000	1,233,600

			8,001,076
Kentucky (1.0%)

Christian Cnty., Assn. of Cnty. Leasing Trust VRDN, Ser. B, 0.06s, 8/1/37	VMIG1	2,000,000	2,000,000

KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville Arena), Ser. A-1, AGO, 6s, 12/1/42	Aa3	3,500,000	3,750,985

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,029,880

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	855,000	883,018

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	1,000,000	1,055,000

			11,718,883
Louisiana (0.6%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	5,000,000	5,213,850

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 1/2s, 5/15/30	A	1,885,000	1,885,735

			7,099,585
Maine (—%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C, AGM, 5 3/4s, 7/1/30	Aa3	50,000	50,336

			50,336
Maryland (0.2%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,100,000	1,333,002

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.), 6s, 1/1/43	BBB-	1,590,000	1,626,029

			2,959,031
Massachusetts (4.9%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	4,665,000	4,797,439

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A	6,750,000	7,038,765

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	1,037,162
(Berklee College of Music), 5 1/4s, 10/1/41	A2	5,500,000	5,773,295
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,342,108
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	1,980,760

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15 (Prerefunded 12/15/12)	AAA/P	425,000	465,379
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	2,955,310
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,005,590
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	1,065,000	1,076,364
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	4,000,000	4,140,000
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,068,760
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,550,000	2,568,105
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	604,476
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	450,000	404,901
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	3,305,000	3,451,973
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,285,689

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,550,075

MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13 (Escrowed to maturity)	AA-/P	1,980,000	2,220,610

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds (Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,146,760

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	2,000,000	2,140,320

			56,053,841
Michigan (2.7%)

Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	500,000	425,860
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	3,120,000	2,834,832

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	4,040,000	4,592,430

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	2,500,000	2,607,875

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	470,000	470,085

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,694,600
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	8,160,000	8,190,682
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	915,000	1,042,514

MI State Strategic Fund Ltd. Mandatory Put Bonds (Dow Chemical)
(6/2/14) Ser. A-1, 6 3/4s, 6/2/14	BBB	700,000	775,334
(6/1/13) Ser. A-2, 5 1/2s, 12/1/28	BBB	3,500,000	3,674,860

U. of MI VRDN (Hosp.), Ser. A, 0.4s, 12/1/37	VMIG1	3,755,000	3,755,000

			31,064,072
Minnesota (0.9%)

Brooklyn Ctr., VRDN (Brookdale Corp. II), 0.07s, 12/1/14	A-1+	200,000	200,000

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,681,376

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	2,000,000	1,983,280

MN Agricultural & Econ. Dev. Board Rev. Bonds (Evangelical Lutheran), 6s, 2/1/27	A3	1,625,000	1,642,680

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser. H, 4.3s, 1/1/13	Aa1	475,000	482,505

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	2,155,000	2,169,546

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,251,163

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group), Ser. A, 6s, 7/1/34	BBB-	500,000	488,545

			9,899,095
Mississippi (0.4%)

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	3,015,870

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,145,000	1,197,498

			4,213,368
Missouri (0.6%)

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,485,643
(Still U. Hlth. Sciences), 5 1/4s, 10/1/31	A-	1,000,000	1,047,290

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The))
Ser. A, 0.07s, 9/1/30	VMIG1	2,900,000	2,900,000
Ser. B, 0.07s, 9/1/30	VMIG1	900,000	900,000

MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34	AA+	135,000	142,128

			7,475,061
Nebraska (0.2%)

NE Edl. Fin. Auth. VRDN (Creighton U.), 0.06s, 7/1/35	VMIG1	2,300,000	2,300,000

			2,300,000
Nevada (1.4%)

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	BBB+	7,570,000	7,571,665

Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB/P	1,620,000	1,669,588

Reno, Sales Tax VRDN, 0.06s, 6/1/42	VMIG1	6,745,000	6,745,000

			15,986,253
New Hampshire (1.0%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	1,000,000	918,170

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care Syst.-Covenant Hlth.), 6 1/8s, 7/1/31 (Prerefunded 1/1/12)	A	4,000,000	4,040,000

NH Hlth. & Ed. Fac. Auth. VRDN (U. of NH), Ser. B, 0.06s, 7/1/33	VMIG1	4,430,000	4,430,000

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,042,360

			11,430,530
New Jersey (5.7%)

Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	BBB+/P	3,500,000	3,501,750

NJ Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	3,980,083
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	9,750,000	9,767,550
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	5,500,000	5,898,475
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	7,000,000	7,374,640

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A2	2,000,000	2,098,760
Ser. D, 4 7/8s, 11/1/29	A2	1,100,000	1,129,700

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	3,000,000	3,027,450
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Baa3	2,000,000	2,087,200
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,000,000	2,688,210

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	8,760,000	4,776,916

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,429,415

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,228,570

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 6s, 6/15/35	A1	3,000,000	3,447,630

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded 6/1/13)	Aaa	2,000,000	2,179,300
6 3/8s, 6/1/32 (Prerefunded 6/1/13)	Aaa	1,775,000	1,899,889
6 1/8s, 6/1/42 (Prerefunded 6/1/12)	Aaa	1,600,000	1,638,208

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	4,750,000	4,997,095

			66,150,841
New Mexico (0.6%)

Farmington, Poll. Control Rev. Bonds
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	2,110,000	1,960,781
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa2	4,500,000	4,759,425

			6,720,206
New York (6.9%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	3,000,000	3,244,980

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5s, 11/15/36	A2	2,500,000	2,608,650

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5 1/2s, 11/15/39	AA	2,000,000	2,168,360

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	297,000

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	9,910,000	9,421,338

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB-	200,000	159,258

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa3	10,900,000	13,446,022
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	12,485,000	14,513,438
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	604,674
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	759,818
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa3	23,100,000	27,900,180
(Brooklyn Law School), Ser. B, SGI, 5 3/8s, 7/1/22	Baa1	1,000,000	1,020,110

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	562,850

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	B/P	750,000	650,550

Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,200,000	2,129,072

			79,486,300
North Carolina (1.5%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,528,563
AMBAC, 6s, 1/1/18	Baa1	7,000,000	8,653,120

NC Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	440,000	444,902

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,392,041

NC Med. Care Comm. Retirement Fac. Rev. Bonds (First Mtge.-Forest at Duke), 6 3/8s, 9/1/32 (Prerefunded 9/1/12)	AAA/P	3,000,000	3,111,540

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,291,464

			17,421,630
Ohio (4.6%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	5,156,300

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	BB-	9,600,000	6,892,608
5 1/8s, 6/1/24	BB-	4,905,000	3,731,332

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	6,130,000	6,612,615

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	Aa3	5,000,000	5,381,900

Midview, Local School Dist. COP (Elementary School Bldg. Fac.), 5 1/4s, 11/1/30	A1	3,500,000	3,632,510

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,890,000	2,052,124

OH State Higher Edl. Fac. Mandatory Put Bonds (7/1/15) (Kenyon College), 4.95s, 7/1/37	A1	5,300,000	5,777,583

OH State Higher Edl. Fac. Rev. Bonds (Case Western Reserve U.), Ser. B, 5 1/2s, 10/1/22 (Prerefunded 10/1/12)	AA-	1,000,000	1,038,500

OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	5,000,000	5,315,050

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	5,000,000	5,196,600

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A1	2,000,000	2,203,940

			52,991,062
Oklahoma (1.3%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	460,000	456,476

OK State Tpk. Auth. VRDN
Ser. E, 0.06s, 1/1/28	VMIG1	10,400,000	10,400,000
Ser. F, 0.06s, 1/1/28	VMIG1	1,850,000	1,850,000

Tulsa, Arpt. Impt. Trust Rev. Bonds, Ser. A, 5 3/8s, 6/1/24	A3	2,200,000	2,267,056

			14,973,532
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	2,000,000	2,198,760

			2,198,760
Pennsylvania (2.4%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,727,162
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B+	2,650,000	2,130,044

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded 7/1/12)	AAA/P	500,000	527,000

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,550,058
5.15s, 1/1/18	BBB+	665,000	706,097

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	5,500,000	5,975,255

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	1,275,000	1,298,447

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,018,060

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,314,350

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	BBB+/F	500,000	528,940

PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A , 6 1/4s, 11/1/31	A1	1,000,000	1,006,760

PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,000,000	1,012,580

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	2,923,278

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/12 (In default)(NON)	D/P	5,415,577	542

Pittsburgh & Allegheny Cnty., Passports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	Aa3	3,000,000	3,050,100

West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32	BBB+	500,000	500,000

			28,268,673
Puerto Rico (5.6%)

Cmnwlth. of PR, G.O. Bonds
Ser. B, 6s, 7/1/39	Baa1	7,000,000	7,446,250
Ser. A, 5 1/4s, 7/1/22	Baa1	850,000	891,480

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2	3,400,000	3,550,076

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	2,500,000	2,561,900
Ser. TT, 5s, 7/1/37	A3	5,000,000	5,045,300
Ser. RR, FGIC, NATL, 5s, 7/1/23	A3	4,395,000	4,574,536

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/13	Baa1	250,000	263,903

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K, 5s, 7/1/17	Baa1	2,900,000	3,086,789

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	249,980

Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5 1/4s, 8/1/24	Baa1	750,000	770,588

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	Baa1	1,895,000	2,208,585
Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa1	8,000,000	8,958,960
Ser. I, Cmnwlth. of PR Gtd., 5s, 7/1/36	Baa1	2,220,000	2,220,488

Cmnwlth. of PR, Pub. Fin. Corp. Mandatory Put Bonds (2/1/12) Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 8/1/30	Baa2	175,000	175,457

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	15,000,000	16,439,850
Ser. C, 5 1/4s, 8/1/41	A1	4,500,000	4,647,150

U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,000,000	1,019,340

			64,110,632
South Carolina (0.6%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	A1	5,000,000	5,239,050

SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2, AMBAC, 5s, 7/1/35	Aa1	450,000	463,937

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	1,115,000	1,209,998
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	135,000	146,502

			7,059,487
South Dakota (0.1%)

SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.), Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,044,140

			1,044,140
Tennessee (1.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25 (Prerefunded 7/1/12)	Baa1	5,000,000	5,287,550
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	4,550,000	4,705,747

Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,054,780

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	Ba3	4,000,000	4,049,680

			16,097,757
Texas (11.6%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	715,000	630,945
5 7/8s, 11/15/18	B+/P	1,692,000	1,593,898

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	2,000,000	2,257,920

Angleton, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	4,095,000	4,453,968

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGO, 5 1/8s, 2/15/30	AA-	2,550,000	2,861,432

Brazoria Cnty., Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,129,766

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,450,000	3,559,676

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	9,990,390

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	3,260,000	3,870,305

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A	3,500,000	3,703,210

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	6,500,000	7,046,260

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,820,819

Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM, 5s, 10/1/16	Aa3	750,000	839,558

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	4,004,950

Lower CO River Auth. Rev. Bonds
Ser. A, 7 1/4s, 5/15/37 (Prerefunded 5/15/15)	A/P	1,965,000	2,396,200
5 3/4s, 5/15/37	A1	1,200,000	1,260,744
5 3/4s, 5/15/28	A1	2,000,000	2,175,180

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27	Aaa	3,630,000	3,936,227

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	2,250,000	2,125,260

Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21	Aa2	1,750,000	1,954,593

North TX Thruway Auth. Rev. Bonds
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,207,900
Ser. A, NATL, 5 1/8s, 1/1/28	A2	5,000,000	5,329,800
Ser. D, AGO, zero %, 1/1/28	Aa3	11,620,000	5,177,872

North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	5,905,900
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,868,580

North TX, Thruway Auth. stepped-coupon Rev. Bonds, zero %, (6 1/2s, 1/1/15), 1/1/43(STP)	A2	9,700,000	9,250,793

Paris, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	1,000,000	1,110,600

Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,400,000	1,423,982

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	Aa3	1,415,000	1,455,710

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	1,006,440
5 1/4s, 11/15/22	A-	2,500,000	2,573,450

Tarrant Cnty., Hosp. Dist. Rev. Bonds, NATL, 5 1/2s, 8/15/19	Aa3	1,870,000	1,903,417

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	A-	5,000,000	4,964,050

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	BBB-/F	1,650,000	1,776,308

TX State VRDN (Veterans Hsg. Assistance II), Ser. D, 0.1s, 12/1/36	VMIG1	635,000	635,000

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,347,938	1,427,493

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	5,193,080

TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	1,000,000	1,005,340

TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	Aaa	7,585,000	8,430,045

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,831,131

Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,329,547

			134,417,739
Utah (0.7%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. B, 0.06s, 5/15/37	VMIG1	3,000,000	3,000,000

Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, U.S. Govt. Coll., 8 1/8s, 5/15/15 (Escrowed to maturity)	AA+	2,540,000	2,743,454
AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,800,000	1,804,824

			7,548,278
Vermont (—%)

VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23, AGM, 5s, 5/1/34	Aa3	160,000	160,248

			160,248
Virginia (3.0%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,765,229

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,475,000	4,501,134

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	Aa3	19,100,000	21,451,974

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	6,967,237

			34,685,574
Washington (2.5%)

Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1 Production Syst.), FGIC, NATL
5s, 9/1/25	A1	695,000	722,981
5s, 9/1/24	A1	615,000	642,306

Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	A3	1,125,000	1,146,488

WA State G.O. Bonds
Ser. D, AGM, 5s, 1/1/28	Aa1	8,320,000	8,947,744
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24	Aa1	5,270,000	5,724,327

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,250,000	1,315,288
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa2	7,050,000	8,101,790
Ser. B, NATL, 5s, 2/15/27	Baa2	2,330,000	2,281,513

WA State Hsg. Fin. Comm. Rev. Bonds (Single Family Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	160,000	162,162

			29,044,599
West Virginia (0.9%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	Aa2	6,200,000	6,484,084

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	BBB	2,500,000	2,527,075

WV Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	1,000,000	1,024,470

			10,035,629
Wisconsin (1.2%)

Badger, Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28 (Prerefunded 6/1/12)	Aaa	1,000,000	1,027,420
6 3/8s, 6/1/32 (Prerefunded 6/1/12)	Aaa	5,615,000	5,754,757

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	4,190,585

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,311,160

			14,283,922
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,271,140

Gillette, Poll. Control VRDN, 0.08s, 1/1/18	P-1	1,050,000	1,050,000

Uinta Cnty., Poll. Control VRDN (Chevron USA, Inc.), 0.02s, 8/15/20	P-1	845,000	845,000

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	2,972,704
5 1/2s, 1/1/33	A2	1,410,000	1,512,320

			9,651,164

Total municipal bonds and notes (cost $1,054,575,987)			$1,131,728,348

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.	Ba2	2,000,000	$1,720,480

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.	Ba1	5,151,996	4,902,176

Total preferred stocks (cost $7,151,996)			$6,622,656

TOTAL INVESTMENTS

Total investments (cost $1,061,727,983)(b)			$1,138,351,004

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,154,186,284.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,061,594,090, resulting in gross unrealized appreciation and depreciation of $89,767,701 and $13,010,769, respectively, or net unrealized appreciation of $76,756,932.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	18.4%
	State government	15.7
	Utilities	14.9
	Transportation	11.1
	Local government	10.1
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	11.0%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,131,728,348	$—
Preferred stocks	—	6,622,656	—

Totals by level	$—	$1,138,351,004	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012